Offsets	Feb. 13, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Stabilis Solutions, Inc.
Form or Filing Type	S-3
File Number	333-264230
Initial Filing Date	Apr. 11, 2022
Fee Offset Claimed	$ 9,270.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000.00
Termination / Withdrawal Statement	In accordance with Rule 457(p) under the Securities Act, the registrant is offsetting $9,270.00 of the fee associated with this registration statement from the fee previously paid by the registrant associated with the unsold securities registered under the registrant's prior unallocated (universal) shelf registration statement on Form S-3 originally filed on April 11, 2022, as amended on April 20, 2022 (File No. 333-264230) (the "Prior Registration Statement"), which has expired because more than three years have elapsed since the initial effective date of the Prior Registration Statement and all offerings thereunder have been completed or terminated. No securities were sold by the registrant under the Prior Registration Statement; therefore, $100,000,000 aggregate maximum amount remain unsold as of the time the Prior Registration Statement expired.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Stabilis Solutions, Inc.
Form or Filing Type	S-3
File Number	333-264230
Filing Date	Apr. 11, 2022
Fee Paid with Fee Offset Source	$ 9,270.00
Offset Note	In accordance with Rule 457(p) under the Securities Act, the registrant is offsetting $9,270.00 of the fee associated with this registration statement from the fee previously paid by the registrant associated with the unsold securities registered under the Prior Registration Statement, which has expired because more than three years have elapsed since the initial effective date of the Prior Registration Statement and all offerings thereunder have been completed or terminated. No securities were sold by the registrant under the Prior Registration Statement; therefore, $100,000,000 aggregate maximum amount remain unsold as of the time the Prior Registration Statement expired.